INTEREST INCOME (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 HKD ($)
INTEREST INCOME
Interest income from margin financing		$ 221,648	$ 211,762	$ 62,165
Interest income from Bank deposits		187,223	123,775	34,050
Interest income from Bridge loan		6,172	7,827	863
Interest income from IPO financing		12,658	2,921	5,470
Interest income from Securities lending		37,202	14,300	3,324
Total	$ 59,684	464,903	360,585	105,872
Client Referral Income from Brokers		$ 1,451	$ 2,166	$ 1,934